Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	6 Months Ended
	Jan. 31, 2017	Jan. 30, 2017	Jan. 31, 2017	Jun. 30, 2017	May 31, 2017
Business Acquisition [Line Items]
Contingent earn-out consideration				$ 2,300
Business combination equity interests issued and issuable				$ 1,160
Completed Technology [Member] | Level 3 [Member]
Business Acquisition [Line Items]
Market participant tax rate				40.00%
Fair value of completed technology				$ 9,200
Weighted average amortization period				5 years 8 months 12 days
General and Administrative [Member]
Business Acquisition [Line Items]
Acquisition related costs				$ 900
Minimum [Member] | Completed Technology [Member] | Level 3 [Member]
Business Acquisition [Line Items]
Discount rate				35.00%
Maximum [Member] | Completed Technology [Member] | Level 3 [Member]
Business Acquisition [Line Items]
Discount rate				45.00%
Semanta, s.r.o [Member]
Business Acquisition [Line Items]
Business combination acquired percentage	100.00%	100.00%	100.00%
Cash consideration held back for customary indemnification matters period	24 months	2 years
Contingent earn-out consideration		$ 2,300		$ 2,300
Business combination equity interests issued and issuable				$ 1,160
Semanta, s.r.o [Member] | Class B Common Stock [Member]
Business Acquisition [Line Items]
Contingent earn-out consideration	$ 2,300		$ 2,300
Contingent earn-out consideration payment period			2 years
Business combination equity interests issued and issuable	$ 1,200		$ 1,200
Yhat, Inc. [Member]
Business Acquisition [Line Items]
Business combination acquired percentage					100.00%